Financing Receivable, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	¥ 1,226,618	¥ 1,083,815	¥ 939,992
Financing receivables, non-accrual status	325,000	144,000
Interest and late payment fees earned from non-accrual financing receivables	60,100	59,500	¥ 74,100
Loan VII
Accounts Notes And Loans Receivable [Line Items]
Collateral amount	1,197,000	11,900
Installment Purchase Loans
Accounts Notes And Loans Receivable [Line Items]
Financing receivable, charged-off	¥ 6,666,000	¥ 5,748,000
Maximum
Accounts Notes And Loans Receivable [Line Items]
Installment purchase loans and personal installment loans original term	3 years